Annual Total Returns[BarChart] - AIG Focused Alpha Large-Cap Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.44%)	17.03%	41.08%	13.80%	(1.92%)	5.93%	30.89%	(3.11%)	25.21%	20.65%